Debt and Other Financing Arrangements (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Line of Credit Facility [Line Items]
Annual aggregate long-term debt maturities - 2012	$ 650.0
Annual aggregate long-term debt maturities - 2013	250.0
Annual aggregate long-term debt maturities - 2014	3.3
Annual aggregate long-term debt maturities - 2015	16.3
Annual aggregate long-term debt maturities - 2016
Annual aggregate long-term debt maturities - thereafter	3,361
Ratio of funded debt to total capital	36.00%
Revolving credit facility	1,500.0
Interest expenses capitalized	3.5	0.9	16.4
Harris Steel [Member]
Line of Credit Facility [Line Items]
Revolving credit facility	33.8
Credit facilities, amount outstanding	1.6
Nucor Trading S.A. [Member]
Line of Credit Facility [Line Items]
Revolving credit facility	25.0
Credit facilities, amount outstanding	0.3
Outstanding guarantees	0.1
Letters Of Credit [Member]
Line of Credit Facility [Line Items]
Credit facilities, amount outstanding	29.8
Revolving Loans For Nucor Subsidiaries [Member]
Line of Credit Facility [Line Items]
Credit facility availability	500.0
Revolving Credit Agreement [Member]
Line of Credit Facility [Line Items]
Ratio on the limit of funded debt to capital on credit facility	60.00%
Credit facility availability	500.0
Revolving Credit Agreement [Member] | Foreign Currency Loans [Member]
Line of Credit Facility [Line Items]
Credit facility availability	850.0
Revolving Credit Agreement [Member] | Letters Of Credit [Member]
Line of Credit Facility [Line Items]
Credit facility availability	$ 500.0